Warrant liability (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liability
Schedule of warrant assumptions

Risk-free interest rate	0.53%
Expected life of warrants	3.00 years
Expected annualized volatility	72.42%
Dividend	Nil
Forfeiture rate	0%